DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN
NOTE 1 - DESCRIPTION OF THE PLAN

The following description of the Boston Scientific Corporation 401(k) Retirement Savings Plan, as amended (the Plan), provides only general information. Participants should refer to the Summary Plan Description and the Plan document for a more complete description of the Plan's provisions. Copies of these documents are available from the Employee Benefits Committee (the Committee). Capitalized terms used in this description not otherwise defined herein shall each have the meanings set forth in the Plan.

General
The Plan is a defined contribution plan covering all Eligible Employees who have completed an Hour of Service and have attained 18 years of age. If, as a result of temporary or short-term employment at Boston Scientific Corporation (the Company), an employee satisfies the minimum service requirement for the Plan, the employee will be considered an Eligible Employee for purposes of the Plan. A Participant is an Employee who satisfies the eligibility requirements of the Plan and contributes to the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The Plan year is defined as the calendar year.

The Plan is administered by the Committee, whose members are appointed by the Chief Executive Officer of the Company. Vanguard Fiduciary Trust Company (Vanguard) is a fiduciary and trustee of the Plan as well as the recordkeeper of each Plan Participant's account. CapTrust is the independent fiduciary and investment manager for the Boston Scientific Corporation Company Stock Fund (Company Stock Fund).

Plan Mergers
The Company completed acquisitions of Axonics, Inc. and Bolt Medical Inc. during 2025. In connection with these transactions, net assets of approximately $74 million from the Axonics Modulation Technologies, Inc. 401(k) Plan and $6 million from the TriNet 401k Bolt Medical, Inc. Plan were merged into the Plan during 2025 and are reflected as assets transferred in within the 2025 Statement of Changes in Net Assets Available for Benefits.

Contributions
The Plan satisfies the requirements of a safe harbor plan, in accordance with Internal Revenue Code (IRC) Section 401(k)(12)(B). An Eligible Employee may contribute between 1% and 50% of their Eligible Compensation to the Plan as Elective Deferrals, up to established federal limits indexed annually. Elective Deferrals include pre-tax contributions and Roth contributions. If elected, Roth contributions are combined with all annual pre-tax contributions in determining the maximum amount which a Participant may contribute to Elective Deferrals each year. Participants are not permitted to make contributions on a traditional after-tax basis. Participants aged 50 or older by December 31, 2025 are also eligible to contribute additional catch-up contributions, up to established federal limits.

The Plan provides for Automatic Enrollments, whereby an Eligible Employee who completes an Hour of Service with the Company and who would otherwise have been eligible to make Elective Deferrals but did not, is enrolled in the Plan 30 days after the employee satisfies the Plan's eligibility requirements. This feature automatically enrolls each Eligible Employee into the Plan at a default contribution rate of 2% of their Eligible Compensation on a pre-tax basis for the first Plan year. Contributions are allocated to the Qualified Default Investment Alternative (QDIA) fund. Following the first Plan year, the rate of contribution of an Eligible Employee's Compensation under the automatic enrollment increases annually in 1% increments, up to a maximum of 6% in the fifth Plan year in which the Automatic Compensation Reduction Authorization is in effect. Participants receive advance notice of their right to elect not to participate in either of these automatic Plan features and are permitted to stop or change either feature at any time.

Vanguard Target Retirement Trust Select Funds represent the QDIA fund for the Plan. In the event contributions are made on behalf of a Participant for whom there are no fund allocations elected, the contributions and any associated matching contribution will be allocated to the applicable Target Retirement Trust Select Fund that is closest to the year in which the Participant reaches the age of 65.

The Company matches Elective Deferrals at a rate of 200% for the first 2% of the Participant's Eligible Compensation during the Plan year and 50% of the Elective Deferrals thereafter up to a maximum of 6% of the Participant's Eligible Compensation. The Company has the right under the Plan to discontinue or modify its matching contributions at any time. In addition, the Company's Board of Directors may approve additional discretionary contributions to the Plan. No discretionary contributions were made during 2025.
The Plan invests in common stock of the Company through its Company Stock Fund. The Company Stock Fund may also hold cash or other short-term securities, although these are expected to be a small percentage of the fund. Since August 1, 2024, Participants and any newly eligible Employees may only allocate up to 50% of future account contributions to the Company Stock Fund. Any Participant who, as of July 31, 2024, allocated more than 50% of future account contributions to the Company Stock Fund may retain such Company Stock Fund allocation percentage but will automatically be reduced to a 50% contribution allocation percentage upon any change to the Participant’s investment allocations for account contributions that occur on or after August 1, 2024.

Each Participant is entitled to exercise voting rights attributable to the shares allocated to their account and is notified by the Company prior to the time that such rights may be exercised. The trustee votes any allocated shares for which instructions have not been given by a Participant in the same proportion as the shares of the Company Stock Fund for which the trustee has received timely Participant directions, unless the Committee directs the trustee otherwise. Participants have the same voting rights in the event of a tender or exchange offer.
Participant Accounts and Vesting
A Participant can allocate their account among various investment funds. Each Participant's account is credited with the Participant's contribution, the Company's contribution, and an allocation of the earnings and losses for the Participant's particular investment funds. Under current Plan rules, each Participant is fully vested immediately in their contributions and Company contributions.
Notes Receivable from Participants
Subject to certain limitations, a Participant may borrow from their account a minimum of $1,000 and up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Loan terms range from one to five years in most instances, or up to ten years if the loan is for the purchase of a primary residence. However, Participants of the defined contribution plans of acquired companies must retain the loan terms granted under their former plans. Loans are secured by the balance in the Participant's account and bear an interest rate of Prime plus 1%. The interest rate is updated monthly and is applied as of the first day of the month in which the loan is confirmed. Principal and interest are repaid ratably through automatic payroll deductions. Terminated Participants may continue to make loan repayments directly to Vanguard for the duration of their loan term.

Payment of Benefits
Employees and beneficiaries are eligible to receive distributions in the form of installments, partial payments or a lump-sum. The Company Stock Fund may be distributed in-kind, if requested by the Participant. Upon termination, Participant account balances (less any rollover amounts) in excess of $7,000 may continue to be invested in the Plan until the Participant attains the age of 72. While employed by the Company, a Participant may withdraw all or a portion of their Elective Contributions to the extent necessary to meet a financial hardship, as provided for in the Plan, not to exceed one financial hardship withdrawal per year. Financial hardship withdrawals are strictly regulated by the Internal Revenue Service (IRS). Qualified Disaster Relief Withdrawals permit special hardship distributions only (but not loans) for previously approved and any future disaster reliefs granted by the IRS. Participants may make withdrawals for any reason after attaining age 59½. Disabled Participants as defined in the Company's group long-term disability contract are allowed to make withdrawals at any time regardless of age. The Plan also allows withdrawals regardless of age from a Participant's after-tax account for any reason.

Forfeitures
Unallocated and forfeited non-vested accounts were $96,181 and $15,609 as of December 31, 2025 and 2024, respectively. These amounts are used to: (a) restore any amount previously forfeited as required by applicable regulations, (b) pay reasonable expenses of administering the Plan and (c) reduce future employer matching contributions. In 2025, employer contributions were reduced by forfeited non-vested accounts in the amount of $37,254 and no forfeitures were restored to Participants.

Administrative Expenses
Certain of the Plan's administrative expenses, including recordkeeping and trustee fees, are paid by Plan Participants through a quarterly fee of $4.25 charged to each Participant's account. Expenses relating to purchases, sales, or transfers of the Plan's investments are charged to the particular investment fund to which the expenses relate. The Company pays all other administrative expenses of the Plan. The quarterly fees charged to Participants are used to offset Plan expenses. Any unused fees are maintained in an unallocated asset account, which totaled $8,281 and $320,386 as of December 31, 2025 and 2024, respectively. During 2025, $347,262 of such unallocated funds were used to offset administrative expenses.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of a termination of the Plan, the assets shall be liquidated and distributed in accordance with the provisions of the Plan and as prescribed by ERISA and the regulations pursuant thereto. Upon termination of the Plan, the Participants will become fully vested in any non-vested portion of their accounts.